Annual Report

December 31, 2020

First Symetra Separate Account S

First Symetra Separate Account S
Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Symetra National Life Insurance Company of New York and Contract Owners of First Symetra Separate Account S:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix, that comprise the First Symetra Separate Account S (the Separate Account), as of December 31, 2020, the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operations and changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.1,2

The statements of operations and changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the years in the four-year period ended December 31, 2019, were audited by other independent registered public accountants whose report, dated April 30, 2020, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.We believe that our audit provides a reasonable basis for our opinion.
/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 23, 2021

First Symetra Separate Account S
Report of Independent Registered Public Accounting Firm (Continued)

Appendix

American Century Balanced

Federated Hermes Managed Volatility II (1)

Fidelity Government Money Market Portfolio – Service Class II

Pioneer Fund VCT Class I

Pioneer Mid Cap Value VCT Class I

Pioneer Select Mid Cap Growth VCT Class I

Voya Global High Dividend Low Volatility Portfolio – Class S (1)

VY JPMorgan Emerging Markets Equity Portfolio Initial

(1)    See Note 1 of the financial statements for the former name of the sub-account

First Symetra Separate Account S
Statements of Assets and Liabilities
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
American Century Balanced	626	$4,379	$5,462	$5,462	215
Federated Hermes Managed Volatility II1	126	1,218	1,395	1,395	48
Fidelity Government Money Market Portfolio - Service Class II	13,832	13,832	13,832	13,832	1,529
Pioneer Fund VCT Class I	4,173	65,692	70,225	70,225	433
Pioneer Mid Cap Value VCT Class I	1,236	24,123	22,219	22,219	486
Pioneer Select Mid Cap Growth VCT Class I	3,761	102,540	141,110	141,110	824
Voya Global High Dividend Low Volatility Portfolio - Class S1	818	8,117	8,581	8,581	228
VY JPMorgan Emerging Markets Equity Portfolio Initial	1,008	18,301	27,794	27,794	614

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
American Century Balanced	$10,658	$127	$(107)	$(1)	$19	$(102)	$180	$1,270	$1,348	$1,367	$—	$(3,287)	$(3,287)	$(1,920)	$8,738
Federated Hermes Managed Volatility II1	1,737	37	(22)	(3)	12	105	—	183	288	300	—	(314)	(314)	(14)	1,723
Fidelity Government Money Market Portfolio - Service Class II	12,426	224	(161)	(19)	44	—	—	—	—	44	761	—	761	805	13,231
Pioneer Fund VCT Class I	48,794	554	(675)	(70)	(191)	(1,478)	8,218	7,119	13,859	13,668	1,140	(3,296)	(2,156)	11,512	60,306
Pioneer Mid Cap Value VCT Class I	16,086	255	(242)	(29)	(16)	(33)	1,208	3,191	4,366	4,350	760	—	760	5,110	21,196
Pioneer Select Mid Cap Growth VCT Class I	74,766	—	(1,155)	(139)	(1,294)	(199)	11,374	13,676	24,851	23,557	2,279	—	2,279	25,836	100,602
Voya Global High Dividend Low Volatility Portfolio - Class S1	6,653	196	(96)	(11)	89	1	368	882	1,251	1,340	379	—	379	1,719	8,372
VY JPMorgan Emerging Markets Equity Portfolio Initial	14,925	24	(224)	(27)	(227)	(6)	1,012	3,831	4,837	4,610	759	—	759	5,369	20,294

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
American Century Balanced	$8,738	$59	$(67)	$(1)	$(9)	$473	$170	$(63)	$580	$571	$—	$(3,847)	$(3,847)	$(3,276)	$5,462
Federated Hermes Managed Volatility II1	1,723	38	(19)	(3)	16	52	—	(99)	(47)	(31)	—	(297)	(297)	(328)	1,395
Fidelity Government Money Market Portfolio - Service Class II	13,231	31	(170)	(21)	(160)	—	—	—	—	(160)	761	—	761	601	13,832
Pioneer Fund VCT Class I	60,306	458	(741)	(82)	(365)	(801)	4,979	9,169	13,347	12,982	1,140	(4,203)	(3,063)	9,919	70,225
Pioneer Mid Cap Value VCT Class I	21,196	231	(238)	(29)	(36)	(65)	617	(253)	299	263	760	—	760	1,023	22,219
Pioneer Select Mid Cap Growth VCT Class I	100,602	—	(1,355)	(163)	(1,518)	(82)	7,717	32,111	39,746	38,228	2,280	—	2,280	40,508	141,110
Voya Global High Dividend Low Volatility Portfolio - Class S1	8,372	174	(96)	(11)	67	(6)	—	(232)	(238)	(171)	380	—	380	209	8,581
VY JPMorgan Emerging Markets Equity Portfolio Initial	20,294	128	(263)	(31)	(166)	13	1,391	5,502	6,906	6,740	760	—	760	7,500	27,794

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

First Symetra Separate Account S
Notes to Financial Statements

1.ORGANIZATION

First Symetra Separate Account S (the “Separate Account”) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of First Symetra National Life Insurance Company of New York (“First Symetra”), a wholly-owned subsidiary of Symetra Life Insurance Company (“Symetra Life”). Symetra Life is a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various First Symetra variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units (“Units”). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies (“Mutual Funds”) as indicated below. Not all sub-accounts are available in all First Symetra variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of
First Symetra's and Symetra Life's other business activities.

The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2019 and December 31, 2020 for the following sub-accounts.

Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century International[4]	VP International Fund

Federated Insurance Series
Federated Hermes High Income Bond[1,4]	Federated Hermes High Income Bond
Federated Hermes Managed Volatility II2	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II

Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I4	Pioneer Bond VCT Portfolio — Class I
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S3	Voya Global High Dividend Low Volatility Portfolio - Class S

Voya Investors Trust
VY JP Morgan Emerging Markets Equity Portfolio Initial	VY JP Morgan Emerging Markets Equity Portfolio Class I
1 Federated Hermes High Income Bond was known as Federated High Income Bond prior to April 28, 2020.
2 Federated Hermes Managed Volatility II was known as Federated Managed Volatility II prior to April 28, 2020.
3 Voya Global High Dividend Low Volatility Portfolio – Class S was known as Voya Global Equity Portfolio – Class S prior to April 30, 2020.
    4 There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2020.

First Symetra Separate Account S
Notes to Financial Statements

2.     SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority (“Level 1”), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities (“Level 2”) and significant unobservable inputs, including the reporting entity’s estimates of the assumptions that market participants would use, having the lowest priority (“Level 3”).

The availability of observable market information is the principal factor in determining the level to which the Separate Account’s investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of First Symetra, which is taxed as a “Life Insurance Company” under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.EXPENSES AND RELATED PARTY TRANSACTIONS

First Symetra assumes mortality and expense (“M&E”) risks and incurs asset-related administrative expenses related to the operations of the Separate Account. First Symetra deducts a daily charge from the assets of the sub-accounts to cover these risks. The daily charge for the NY Spinnaker (“Spinnaker”) product is, on an annual basis, equal to a rate of 1.40 percent (1.25 percent for the M&E risks and 0.15 percent for asset-related administration expense) of the average daily net assets of the sub-accounts. The daily charge for the NY Spinnaker Plus (“Spinnaker Plus”) product is, on an annual basis, equal to a rate of 1.25 percent (for the M&E risks) of the average daily net assets of the sub-accounts. Reference the product prospectus for additional details. The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.

First Symetra also deducts an annual contract maintenance charge of $30 for each contract from the Spinnaker contract values, and other contract maintenance charges that may vary by contract and other factors described in the product prospectuses. This charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets.

A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Spinnaker and Spinnaker Plus contract. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

First Symetra Separate Account S
Notes to Financial Statements

4.INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended
December 31, 2020.

Sub-Account	Purchases	Proceeds From Sales
American Century Balanced	$230	$3,916
Federated Hermes Managed Volatility II1	38	319
Fidelity Government Money Market Portfolio - Service Class II	761	160
Pioneer Fund VCT Class I	6,367	4,816
Pioneer Mid Cap Value VCT Class I	1,565	223
Pioneer Select Mid Cap Growth VCT Class I	9,756	1,276
Voya Global High Dividend Low Volatility Portfolio - Class S1	537	90
VY JPMorgan Emerging Markets Equity Portfolio Initial	2,232	248

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

5.CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2020, and 2019 were as follows:

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
American Century Balanced	—	(168)	(168)	—	(170)	(170)
Federated Hermes Managed Volatility II1	—	(11)	(11)	—	(11)	(11)
Fidelity Government Money Market Portfolio - Service Class II	83	—	83	83	—	83
Pioneer Fund VCT Class I	9	(31)	(22)	10	(31)	(21)
Pioneer Mid Cap Value VCT Class I	19	—	19	18	—	18
Pioneer Select Mid Cap Growth VCT Class I	18	—	18	20	—	20
Voya Global High Dividend Low Volatility Portfolio - Class S1	11	—	11	11	—	11
VY JPMorgan Emerging Markets Equity Portfolio Initial	23	—	23	25	—	25

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

First Symetra Separate Account S
Notes to Financial Statements
6.ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by net investment income ratios, and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2020.

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
American Century Balanced
	2020	$25.273	to	$26.871	215	$5,462	1.17%	1.25%	to	1.40%	11.13%	to	10.96%
	2019	22.742	to	24.216	382	8,738	1.54	1.25	to	1.40	18.36	to	18.18
	2018	19.214	to	20.490	552	10,658	1.41	1.25	to	1.40	(5.03)	to	(5.17)
	2017	20.232	to	21.608	723	14,700	1.30	1.25	to	1.40	12.50	to	12.33
	2016	17.984	to	19.236	2,005	36,140	1.58	1.25	to	1.40	5.67	to	5.51
Federated Hermes Managed Volatility II1
	2020	29.995	to	28.956	48	1,395	2.59	1.25	to	1.40	(0.32)	to	(0.47)
	2019	30.092	to	29.094	59	1,723	2.09	1.25	to	1.40	18.73	to	18.56
	2018	25.344	to	24.540	71	1,737	2.92	1.25	to	1.40	(9.63)	to	(9.77)
	2017	28.046	to	27.198	83	2,255	5.19	1.25	to	1.40	16.64	to	16.47
	2016	24.044	to	23.351	444	10,599	4.81	1.25	to	1.40	6.36	to	6.19
Fidelity Government Money Market Portfolio - Service Class II
	2020	9.185	to	9.050	1,529	13,832	0.23	1.25	to	1.40	(1.00)	to	(1.15)
	2019	9.278	to	9.155	1,445	13,231	1.74	1.25	to	1.40	0.50	to	0.34
	2018	9.232	to	9.124	1,362	12,426	1.36	1.25	to	1.40	0.13	to	(0.01)
	2017	9.220	to	9.125	1,768	16,136	0.41	1.25	to	1.40	(0.82)	to	(0.98)
	2016	9.296	to	9.215	2,173	20,076	0.01	1.25	to	1.40	(1.23)	to	(1.37)
Pioneer Fund VCT Class I
	2020	168.466	to	161.690	433	70,225	0.77	1.25	to	1.40	22.74	to	22.55
	2019	137.259	to	131.936	455	60,306	1.03	1.25	to	1.40	29.70	to	29.51
	2018	105.828	to	101.876	476	48,794	1.09	1.25	to	1.40	(2.74)	to	(2.89)
	2017	108.809	to	104.904	640	67,606	1.15	1.25	to	1.40	20.21	to	20.03
	2016	90.515	to	87.397	729	64,372	1.34	1.25	to	1.40	8.46	to	8.29
Pioneer Mid Cap Value VCT Class I
	2020	45.682	to	45.682	486	22,219	1.22	1.40	to	1.40	0.72	to	0.72
	2019	45.357	to	45.357	467	21,196	1.32	1.40	to	1.40	26.65	to	26.65
	2018	35.812	to	35.812	449	16,086	0.79	1.40	to	1.40	(20.47)	to	(20.47)
	2017	45.029	to	45.029	604	27,212	0.85	1.40	to	1.40	11.60	to	11.60
	2016	40.347	to	40.347	562	22,693	0.74	1.40	to	1.40	14.94	to	14.94

First Symetra Separate Account S
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the year ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Pioneer Select Mid Cap Growth VCT Class I
	2020	171.305	to	171.305	824	141,110	—	1.40	to	1.40	37.24	to	37.24
	2019	124.824	to	124.824	806	100,602	—	1.40	to	1.40	31.23	to	31.23
	2018	95.117	to	95.117	786	74,766	—	1.40	to	1.40	(7.79)	to	(7.79)
	2017	103.152	to	103.152	1,079	111,253	0.08	1.40	to	1.40	28.23	to	28.23
	2016	80.445	to	80.445	1,022	82,218	—	1.40	to	1.40	2.30	to	2.30
Voya Global High Dividend Low Volatility Portfolio - Class S1
	2020	37.687	to	37.687	228	8,581	2.26	1.40	to	1.40	(2.47)	to	(2.47)
	2019	38.641	to	38.641	217	8,372	2.56	1.40	to	1.40	19.73	to	19.73
	2018	32.274	to	32.274	206	6,653	4.13	1.40	to	1.40	(10.38)	to	(10.38)
	2017	36.014	to	36.014	272	9,787	2.05	1.40	to	1.40	21.73	to	21.73
	2016	29.586	to	29.586	244	7,214	2.51	1.40	to	1.40	4.29	to	4.29
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2020	45.255	to	45.255	614	27,794	0.61	1.40	to	1.40	31.88	to	31.88
	2019	34.315	to	34.315	591	20,294	0.14	1.40	to	1.40	30.28	to	30.28
	2018	26.339	to	26.339	567	14,925	0.95	1.40	to	1.40	(17.75)	to	(17.75)
	2017	32.024	to	32.024	756	24,219	0.67	1.40	to	1.40	41.37	to	41.37
	2016	22.653	to	22.653	690	15,632	1.47	1.40	to	1.40	11.69	to	11.69

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense risk charges and asset related administration charges that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset related administration charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

First Symetra Separate Account S
Notes to Financial Statements
7.SUBSEQUENT EVENTS

The Separate Account has evaluated subsequent events through April 23, 2021, the date which the Separate Account’s financial statements were available to be issued.